Mineral Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PropertyPlantsAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	$ 138,867
Property, plant, and equipment, ending	135,646	$ 138,867
Mineral Property Interest
PropertyPlantsAndEquipmentLineItems [Line Items]
Foreign currency translation difference	22,083	24,766
Net carrying value	134,624	137,307
Plant and Equipment
PropertyPlantsAndEquipmentLineItems [Line Items]
Foreign currency translation difference	152	157
Net carrying value	1,022	1,560
Total
PropertyPlantsAndEquipmentLineItems [Line Items]
Foreign currency translation difference	22,235	24,923
Net carrying value	135,646	138,867
Land and Buildings
PropertyPlantsAndEquipmentLineItems [Line Items]
Foreign currency translation difference	(69)
Net carrying value	799	1,117
Equipment
PropertyPlantsAndEquipmentLineItems [Line Items]
Foreign currency translation difference	(1)
Net carrying value	26	43
Total
PropertyPlantsAndEquipmentLineItems [Line Items]
Foreign currency translation difference	(70)
Net carrying value	825	1,160
Cost
PropertyPlantsAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	115,559	113,915
Impact of IFRS 16 adoption		1,154
Balance as restated		115,069
Additions		490
Property, plant, and equipment, ending	115,559	115,559
Cost | Mineral Property Interest
PropertyPlantsAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	112,541	112,541
Impact of IFRS 16 adoption		0
Balance as restated		112,541
Additions		0
Property, plant, and equipment, ending	112,541	112,541
Cost | Plant and Equipment
PropertyPlantsAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	3,018	1,374
Impact of IFRS 16 adoption		1,154
Balance as restated		2,528
Additions		490
Property, plant, and equipment, ending	3,018	3,018
Cost | Land and Buildings
PropertyPlantsAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	1,591	1,591
Additions		459
Property, plant, and equipment, ending	1,591	1,591
Cost | Equipment
PropertyPlantsAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	53	53
Additions		31
Property, plant, and equipment, ending	53	53
Accumulated Depreciation
PropertyPlantsAndEquipmentLineItems [Line Items]
Accumulated depreciation, beginning	(1,615)	(968)
Depreciation	(533)	(647)
Accumulated depreciation, ending	(2,148)	(1,615)
Accumulated Depreciation | Mineral Property Interest
PropertyPlantsAndEquipmentLineItems [Line Items]
Accumulated depreciation, beginning	0	0
Depreciation	0	0
Accumulated depreciation, ending	0	0
Accumulated Depreciation | Plant and Equipment
PropertyPlantsAndEquipmentLineItems [Line Items]
Accumulated depreciation, beginning	(1,615)	(968)
Depreciation	(533)	(647)
Accumulated depreciation, ending	(2,148)	(1,615)
Accumulated Depreciation | Land and Buildings
PropertyPlantsAndEquipmentLineItems [Line Items]
Accumulated depreciation, beginning	(411)	0
Depreciation	(312)	(411)
Accumulated depreciation, ending	(723)	(411)
Accumulated Depreciation | Equipment
PropertyPlantsAndEquipmentLineItems [Line Items]
Accumulated depreciation, beginning	(9)	0
Depreciation	(17)	(9)
Accumulated depreciation, ending	(26)	(9)
Cost
PropertyPlantsAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	1,644	1,644
Additions		490
Property, plant, and equipment, ending	1,644	1,644
Accumulated Depreciation
PropertyPlantsAndEquipmentLineItems [Line Items]
Accumulated depreciation, beginning	(420)	0
Depreciation	(329)	(420)
Accumulated depreciation, ending	$ (749)	$ (420)